INTANGIBLE ASSETS (Details Narrative) - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Intangible assets	R$ 14,621	R$ 12,953	R$ 11,810	R$ 11,624
Gasmig [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	381	396
Parajuru and Volta do Rio [member]
IfrsStatementLineItems [Line Items]
Intangible assets	R$ 105	R$ 116